Commitments and Contingencies - Schedule of Lease Cost and Other Information (Details)	3 Months Ended
Mar. 31, 2019 KRW (₩)
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	₩ 46,721
Short-term lease cost	1,200
Total lease cost	47,921
Cash paid for amounts included in the measurement of lease liabilities	47,921
Operating cash flows from operating leases	₩ 47,921
Weighted-average remaining lease term - operating leases	2 years 9 months 18 days
Weighted-average discount rate - operating leases	5.74%